Nature of Business and Organization	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of business and organization

Note 1 — Nature of business and organization

Powerbridge Technologies Co., Ltd. ("Powerbridge" or the "Company"), is a company that was established under the laws of the Cayman Islands on July 27, 2018 as a holding company. The Company, through its subsidiaries (collectively the "Company"), is a provider of software application and technology services to corporate and government customers engaged in global trade. Mr. Ban Lor, the Company's Chairman of the Board and Chief Executive Officer ("CEO"), together with his brother, Mr. Stewart Lor, the Company's Chief Financial Officer ("CFO") are the ultimate Controlling Shareholders of the Company.

Recent developments

On April 4, 2019, the Company consummated its initial public offering ("IPO") of 2,012,500 Ordinary Shares at a price of $5.00 per shares including the exercise in full of the underwriters' over-allotment option of 262,500 ordinary shares at IPO price of $5.00 per share. The gross proceeds from the IPO was $10,062,500 and the net proceeds was $8,021,987. As a result of the IPO, the Ordinary Shares now trade on the Nasdaq Capital Market under the symbol "PBTS."

On June 21, 2019, the Company incorporated Wuhan Honggang Technology Co. Ltd. ("Wuhan Honggang") in Hubei province under the law of the PRC. Wuhan Honggang is 60% owned by the Company and 40% owned by a third party. Wuhan Honggang is engaged in application development service and Internet of Things ("IOT") system developments.

On August 19, 2019, Shantou Hongrui Information Technology Co. Ltd. ("Shantou Hongrui") incorporated in Guangdong province under the law of the PRC. By the date of this report, Shantou Hongrui has not commenced its operations and is currently 38% owned by the Company and 62% owned by three minority shareholders. Shantou Hongrui is engaged in IT system development and integration service.

On September 2, 2019, the Company with two unrelated individuals incorporated Chongqing Powerbridge Zhixin Technology Co., Ltd ("Chongqing Powerbridge") and the Company owns 45% equity interest in Chongqing Powerbridge. By the date of this report, Chongqing Powerbridge has not commenced its operations and the Company has not injected any capital to the business. Chongqing Powerbridge is engaged in IT system development and technical consulting service.

On September 29, 2019, the Company incorporated Ningbo Powerbridge Pet Products E-commerce Co. Ltd. ("Ningbo Powerbridge") in Zhejiang province under the law of the PRC. Ningbo Powerbridge is 60% owned by the Company and 40% owned by two unrelated individuals. Ningbo Powerbridge is engaged in development of e-commerce systems for pet industry.

In December 2019, a novel strain of coronavirus (COVID-19) surfaced. COVID-19 has spread rapidly to many parts of the PRC and other parts of the world in the first quarter of 2020, which has caused significant volatility in the PRC and international markets. The ongoing COVID-19 pandemic has resulted in a reduction in economic activity by adversely affecting production, creating supply chain and market disruption. The Company has experienced delayed customer payments and rescheduled customer orders, which adversely impacts the Company's results of operations, cash flows and financial position.

Reorganization

A reorganization of the Company's legal structure was completed on August 27, 2018. The reorganization involved the incorporation of Powerbridge, a Cayman Islands holding company, and its wholly owned subsidiaries, Powerbridge Technologies Co., Limited ("Powerbridge HK"), a holding company incorporated on July 27, 2018 under the laws of Hong Kong; and the transfer of all equity ownership of Zhuhai Powerbridge Technology Co., Ltd. ("Powerbridge Zhuhai") to Powerbridge HK from the former shareholders of Powerbridge Zhuhai through an investment holding company. In consideration of the transfer, the Company issued 11,508,747 shares of the Company with par value 0.001 per share to the former shareholders of Powerbridge Zhuhai. On February 10, 2019, the board of directors approved a reverse stock split of the Company's authorized number of Ordinary Shares at a ratio of 1-0.6. After the reverse stock split, the Company's authorized number of Ordinary Shares was 30,000,000 shares with par value of $0.00166667 per share and 6,905,248 shares were issued and outstanding immediately after the reverse stock split. The Company has retroactively adjusted all shares and per share data for all the periods presented.

Prior to the reorganization, Powerbridge Zhuhai's equity interests were held by the former shareholders through an investment holding company, of which the Controlling Shareholders owned 84.9% of equity interest of Powerbridge Zhuhai. Powerbridge Zhuhai was incorporated on October 30, 1997 in Zhuhai, Guangdong province under the laws of the People's Republic of China (the "PRC" or "China"). Powerbridge Zhuhai is an operating subsidiary that provides global trade software application and technology services to corporate and government customers located in the PRC. Beijing Powerbridge Technology Co., Ltd. ("Powerbridge Beijing"), a company conducting engineering and IT research and development activities, was incorporated on September 28, 2017 in Beijing under the laws of PRC, with Powerbridge Zhuhai owning 55% and Mr. Tianfei Feng owning 45% of equity interest. Since inception, Powerbridge Zhuhai and Mr. Tianfei Feng have only made nominal investments in Powerbridge Beijing and no substantial business operations have occurred; as a result, Powerbridge Zhuhai and Mr. Tianfei Feng agreed to deregister the entity. Mr. Tianfei Feng later became the Company's Chief Research and Development Officer and the technology research and development activities originally conducted in Powerbridge Beijing are now conducted through the Beijing branch of Powerbridge Zhuhai. Powerbridge Beijing was deregistered on October 25, 2018.

On August 7, 2018, the former shareholders transferred their 100% ownership interest in Powerbridge Zhuhai to Powerbridge HK, which is 100% owned by Powerbridge. After the reorganization, Powerbridge owns 100% equity interests of Powerbridge HK and Powerbridge Zhuhai. All shareholders have the same ownership interest in Powerbridge as in Powerbridge Zhuhai prior to the reorganization.

Since the Company and its subsidiaries are effectively controlled by the same group of the shareholders before and after the reorganization, they are considered under common control. The above mentioned transactions were accounted for as a recapitalization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions had become effective as of the beginning of the first period presented in the consolidated financial statements.